Schedule of Principal Items Comprising Deferred Income Taxes (Detail) - USD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Income Tax Disclosure [Abstract]
Inventory capitalization	$ 5,267	$ 6,338
Non-deductible accruals	1,125	1,705
Accrued employee benefits	7,614	9,738
Net-operating loss and credit carryforwards	48,738	53,048
Share-based compensation expense	7,925	12,386
Other	3,242	1,761
Valuation allowances	(21,797)	(42,562)
Total deferred income tax assets	52,114	42,414
Tax over book accumulated depreciation	(24,174)	(7,803)
Intangible assets	(24,649)	(38,108)
Tax on unremitted earnings	(13,090)	(6,210)
Convertible debt	(11,376)
Other	(4,020)	(2,615)
Total deferred income tax liabilities	(77,309)	(54,736)
Net deferred income taxes	$ (25,195)	$ (12,322)